OPERATING EXPENSES	12 Months Ended
Dec. 31, 2022
Expenses by nature [abstract]
OPERATING EXPENSES	OPERATING EXPENSES
Operating expenses include the following:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2022	2021	2020
Salaries and benefits expense	$190	$10	$3
Professional services	77	18	2
Rent	24	—	—
Technology	42	2	1
Sales and capital taxes	48	1	—
Depreciation of property and equipment	13	—	—
Other	39	4	—
Total operating expenses	$433	$35	$6